Derivatives and Hedging - Summary of Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Current Asset	$ 107,868	$ 102,754
Long-Term Asset	192,266	295,363
Current Liability	(103,175)	(106,594)
Long-Term Liability	(196,929)	(317,393)
Derivative instruments designated as hedges
Derivative [Line Items]
Current Asset	0	0
Long-Term Asset	2,474	0
Current Liability	0	(473)
Long-Term Liability	(6,027)	(18,295)
Derivative instruments designated as hedges | Interest rate contracts | Cash Flow Hedge
Derivative [Line Items]
Current Liability	0	0
Long-Term Liability	(6,027)	(17,574)
Derivative instruments designated as hedges | Interest rate contracts | Fair Value Hedge
Derivative [Line Items]
Current Asset	0	0
Long-Term Asset	2,474	0
Current Liability	0	(473)
Long-Term Liability	0	(721)
Undesignated derivative instruments
Derivative [Line Items]
Current Asset	107,868	102,754
Long-Term Asset	189,792	295,363
Current Liability	(103,175)	(106,121)
Long-Term Liability	(190,902)	(299,098)
Undesignated derivative instruments | Embedded conversion option
Derivative [Line Items]
Current Asset	0	0
Long-Term Asset	0	349
Undesignated derivative instruments | Call options
Derivative [Line Items]
Current Asset	101,179	100,081
Long-Term Asset	189,792	295,014
Undesignated derivative instruments | Cash convertible notes embedded conversion option
Derivative [Line Items]
Current Liability	(101,361)	(100,164)
Long-Term Liability	(190,902)	(299,098)
Undesignated derivative instruments | Foreign exchange contracts
Derivative [Line Items]
Current Asset	6,689	2,673
Long-Term Asset	0	0
Current Liability	(1,814)	(5,957)
Long-Term Liability	$ 0	$ 0